DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurements at December 31, 2018
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets
Other current financial assets	—	669,527		669,527
Other non-current financial assets	—	87,446,662	—	87,446,662
Total assets	—	88,116,189	—	88,116,189
Liabilities
Current liabilities
Other current financial liabilities	—	130,829	—	130,829
Total liabilities	—	130,829	—	130,829

	Fair Value Measurements at December 31, 2017
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	469,019	—	469,019
Other non-current financial assets	—	61,898,833	—	61,898,833
Total assets	—	62,367,852	—	62,367,852
Liabilities
Current liabilities
Other current financial liabilities	—	445,278	—	445,278
Total liabilities	—	445,278	—	445,278